INCOME TAX - Net operating loss carry forwards (Details)	Dec. 31, 2020 CNY (¥)
INCOME TAX
2021	¥ 23,070,552
2022	127,827,248
2023	20,759,125
2024	33,794,384
2025	104,952,488
Thereafter	607,901,070
Total	¥ 918,304,867